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                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 World Trade Center
                            New York, New York 10048
                                (888) 777-0 1 02

       Supplement dated September 1, 1998 to Prospectus dated May 1, 1998

 The following information amends, and to the extent inconsistent therewith, supersedes information contained in the Prospectus:

   Effective September 1, 1998, CFBDS, Inc., a registered broker-dealer and an indirect wholly-owned subsidiary of Signature Financial Group, Inc., serves as each Fund's distributor.